General information, details 2 (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		34.00%	25.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%		24.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%	11.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%
Major Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	35.00%	11.00%